Subscription Agreement (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 18, 2023	Oct. 09, 2022
Subscription Agreement [Line Items]
Sale of units		20,000,000
Share of common stock			200,000
Price per unit (in Dollars per share)	$ 0.25	$ 0.25
Fair value of Subscription agreement liability (in Dollars)	$ 0.8
Fair value of subscription agreement liability (in Dollars)	$ 0.9
Estimated probability percentage	55.00%
Common Stock [Member]
Subscription Agreement [Line Items]
Share of common stock		1
Warrant [Member]
Subscription Agreement [Line Items]
Share of common stock		0.3